[Aetna Retirement Services logo]                    Joseph P. Campbell
                                                    Prospectus Development Unit
                                                    ARS Operations, TS41
                                                    151 Farmington Avenue
                                                    Hartford, CT 06156
                                                    860-273-0299
                                                    Fax: 860-273-3004

July 21, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


RE: Variable Life Account B of Aetna Life Insurance and Annuity Company. - File Nos. 33-76004, 811-04536; CIK 0000785986



Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the information contained in Post-Effective Amendment No. 8 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on July 14, 1997.

Any questions regarding this submission can be directed to the undersigned at
(860) 273-0299.


Sincerely,

/s/ Joseph P. Campbell

Joseph P. Campbell
Prospectus Development Unit